Share Capital and Additional Paid in Capital Authorized - Summary of Stock Options Outstanding and Exercisable (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options, Outstanding	196,667	313,334	246,667	470,668
Stock options, Exercisable	196,667	313,334	246,667	470,668
Exercise Price One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options, Outstanding	196,667	313,334	246,667	420,668
Stock options, Exercisable	196,667	313,334	246,667	420,668
Stock options outstanding, Exercise Price	$ 0.25	$ 0.25	$ 0.25	$ 0.25
Stock options outstanding, Remaining life (years)		1 year 2 months 23 days		1 year 5 months 23 days
Expiry Date	Jun. 23, 2025	Jun. 23, 2025	Jun. 23, 2025	Jun. 23, 2025
Exercise Price Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options, Outstanding				50,000
Stock options, Exercisable				50,000
Stock options outstanding, Exercise Price				$ 0.62
Stock options outstanding, Remaining life (years)				1 year 8 months 23 days
Expiry Date				Sep. 23, 2025